UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	76.1
8 - 30	2.6
31 - 60	6.2
61 - 90	9.3
91 - 180	3.1
> 180	2.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Variable Rate Demand Notes (VRDNs)	24.4%
Tender Option Bond	33.4%
Other Municipal Security	25.8%
Investment Companies	15.5%
Net Other Assets (Liabilities)	0.9%

Current 7-Day Yields

3/31/22
Fidelity® SAI Municipal Money Market Fund	0.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.35%.

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Variable Rate Demand Note - 24.4%
	Principal Amount	Value
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.38% 4/1/22, VRDN (a)	$10,400,000	$10,400,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.42% 4/1/22, VRDN (a)(b)	3,800,000	3,800,000
		14,200,000
Alaska - 0.8%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.57% 4/7/22 (ConocoPhillips Co. Guaranteed), VRDN (a)	2,800,000	2,800,000
Series 1994 C, 0.59% 4/7/22 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,600,000	1,600,000
		4,400,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.67% 4/7/22, VRDN (a)(b)	500,000	500,000
California - 0.8%
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) Series 2004 F, 0.52% 4/7/22, LOC Citibank NA, VRDN (a)(b)	1,056,000	1,056,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.52% 4/7/22, LOC Citibank NA, VRDN (a)(b)	3,155,000	3,155,000
		4,211,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2016 C, 0.53% 4/7/22 (Liquidity Facility Bank of America NA), VRDN (a)	1,000,000	1,000,000
Delaware - 1.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.57% 4/7/22, VRDN (a)	200,000	200,000
Series 1994, 0.49% 4/1/22, VRDN (a)(b)	6,700,000	6,700,000
Series 1999 B, 0.57% 4/7/22, VRDN (a)(b)	400,000	400,000
		7,300,000
Florida - 0.1%
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.52% 4/7/22, LOC Fannie Mae, VRDN (a)(b)	370,000	370,000
Georgia - 0.2%
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.57% 4/1/22, VRDN (a)	1,300,000	1,300,000
Illinois - 0.4%
Chicago Midway Arpt. Rev. Series 2014 C, 0.58% 4/7/22, LOC Barclays Bank PLC, VRDN (a)(b)	2,100,000	2,100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 0.56% 4/7/22, VRDN (a)(b)	2,200,000	2,200,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 0.62% 4/7/22, VRDN (a)(b)	2,500,000	2,500,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.76% 4/7/22, VRDN (a)	100,000	100,000
Series 2007 B, 0.76% 4/7/22, VRDN (a)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.65% 4/7/22, VRDN (a)	1,000,000	1,000,000
		1,600,000
Kentucky - 0.6%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.63% 4/7/22 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	1,800,000	1,800,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.5% 4/1/22, VRDN (a)(b)	700,000	700,000
Series 2020 B1, 0.5% 4/1/22, VRDN (a)(b)	800,000	800,000
		3,300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.68% 4/7/22, VRDN (a)	1,200,000	1,200,000
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.55% 4/7/22, LOC Bank of Nova Scotia, VRDN (a)	400,000	400,000
Mississippi - 1.9%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003, 0.55% 4/7/22, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.51% 4/7/22, VRDN (a)	1,100,000	1,100,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.67% 4/7/22, VRDN (a)(b)	200,000	200,000
Nevada - 1.2%
Clark County Arpt. Rev. Series 2008 C2, 0.55% 4/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	6,400,000	6,400,000
New York - 1.3%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 0.55% 4/7/22, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	7,100,000	7,100,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.67% 4/7/22, VRDN (a)(b)	500,000	500,000
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.56% 4/7/22, LOC Northern Trust Co., VRDN (a)	100,000	100,000
Pennsylvania - 0.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 0.59% 4/7/22, LOC Truist Bank, VRDN (a)	300,000	300,000
Beaver County Indl. Dev. Auth. Series 2018 A, 0.59% 4/7/22, LOC Truist Bank, VRDN (a)	100,000	100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.68% 4/7/22, LOC MUFG Bank Ltd., VRDN (a)	700,000	700,000
Series 2009 C, 0.68% 4/7/22, LOC MUFG Bank Ltd., VRDN (a)	2,100,000	2,100,000
		3,200,000
Tennessee - 2.6%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.63% 4/7/22, VRDN (a)(b)	6,400,000	6,400,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.52% 4/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	7,800,000	7,800,000
		14,200,000
Texas - 1.8%
Calhoun Port Auth. Envir. Facilities Rev. Series 2008, 0.56% 4/7/22, LOC Bank of America NA, VRDN (a)(b)	3,300,000	3,300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.55% 4/7/22 (Total SA Guaranteed), VRDN (a)	2,100,000	2,100,000
Texas Gen. Oblig.:
Series 2001 A2, 0.56% 4/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,150,000	2,150,000
Series 2006 D, 0.56% 4/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	735,000	735,000
Series 2007 B, 0.56% 4/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,565,000	1,565,000
		9,850,000
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.57% 4/7/22, VRDN (a)	1,200,000	1,200,000
Washington - 1.3%
Port of Seattle Rev. Series 2008, 0.53% 4/7/22, LOC MUFG Bank Ltd., VRDN (a)(b)	6,800,000	6,800,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.61% 4/7/22, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.59% 4/7/22, VRDN (a)(b)	1,000,000	1,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 0.6% 4/7/22, LOC Truist Bank, VRDN (a)	100,000	100,000
		2,100,000
Wisconsin - 0.9%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.57% 4/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	4,900,000	4,900,000
Wyoming - 3.1%
Converse County Envir. Impt. Rev. Series 1995, 0.62% 4/7/22, VRDN (a)(b)	1,700,000	1,700,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.55% 4/7/22, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,600,000	7,600,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.57% 4/7/22, VRDN (a)(b)	7,500,000	7,500,000
		16,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $131,031,000)		131,031,000

Tender Option Bond - 33.4%
Alabama - 0.3%
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,700,000	1,700,000
Arizona - 0.6%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	300,000	300,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,305,000	2,305,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.57% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	400,000	400,000
Series XF 08 46, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	500,000	500,000
		3,505,000
California - 2.4%
California State Univ. Rev. Participating VRDN Series XM 09 23, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,765,000	5,765,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 20 XM 09 02, 0.56% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665,000	2,665,000
Series 2021 XL 01 87, 0.55% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	595,000	595,000
Series Floaters XG 02 32, 0.55% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	1,500,000	1,500,000
Series XL 01 61, 0.55% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	500,000	500,000
Series YX 11 63, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,000,000	2,000,000
		13,025,000
Colorado - 1.0%
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.76%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN Series Floaters XG 01 96, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,100,000	2,100,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 2022 XF 12 85, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,999,000	2,999,000
		5,299,000
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,100,000	3,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series RBC 2016 ZM0134, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.69%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	500,000	500,000
Participating VRDN:
Series ROC II R 14073, 0.57% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	400,000	400,000
Series XM 08 67, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		4,600,000
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,800,000	3,800,000
Series MS 4301, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	200,000	200,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,355,000	1,355,000
Series XG 02 67, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	175,000	175,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.59% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	750,000	750,000
		6,280,000
Florida - 1.8%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,930,000	2,930,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.76%, tender 9/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series XF 08 17, 0.58% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	300,000	300,000
Series XF 09 52, 0.57% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	100,000	100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Series XG 02 81, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.76%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series XF 28 77, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Series XL 01 66, 0.56% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series XM 08 90, 0.56% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series XM 08 96, 0.56% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	200,000	200,000
Series ZF 08 22, 0.59% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	300,000	300,000
Series ZF 09 74, 0.56% 4/7/22 (Liquidity Facility JPMorgan Chase Bank)(a)(b)(d)(e)	100,000	100,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.58% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	300,000	300,000
Miami-Dade County Participating VRDN Series XF 29 46, 0.58% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,700,000	1,700,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	400,000	400,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.57% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700,000	700,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 0.71%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	300,000	300,000
		9,430,000
Georgia - 0.1%
Atlanta Arpt. Rev. Participating VRDN Series XM 07 97, 0.57% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 08 23, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	75,000	75,000
Georgia Port Auth. Rev. Participating VRDN Series 2021 ZF 21 60, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	300,000	300,000
		475,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Illinois - 2.2%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XM 09 78, 0.66% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
Series E 151, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,600,000	1,600,000
Series Floaters XL 01 05, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 86, 0.59% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Series XF 28 66, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	605,000	605,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	745,000	745,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Series Floaters XF 10 43, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters XX 10 81, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	500,000	500,000
Series Floaters YX 10 72, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series XF 28 41, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series YX 11 50, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 2022 XF 12 88, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200,000	1,200,000
Series MS 16 XF 2212, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,575,000	5,575,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		12,025,000
Indiana - 0.2%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,000,000	1,000,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.55% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.64% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(d)(e)	100,000	100,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
		500,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	400,000	400,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
Michigan - 1.0%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,600,000	4,600,000
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.59% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Michigan Bldg. Auth. Rev. Participating VRDN Series ZF 08 19, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	425,000	425,000
Michigan Fin. Auth. Rev. Participating VRDN Series XM 07 48, 0.59% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	300,000	300,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		5,525,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.58% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,400,000	1,400,000
		1,600,000
Missouri - 2.6%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,330,000	3,330,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,900,000	9,900,000
Series Floaters XF 07 63, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Series Floaters XG 01 84, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	500,000	500,000
Series XF 09 95, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	295,000	295,000
		14,125,000
Nevada - 2.5%
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,205,000	3,205,000
Series XG 02 93, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,925,000	2,925,000
Series XG 03 56, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	7,200,000	7,200,000
		13,330,000
New Jersey - 0.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 08 37, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	235,000	235,000
New York - 6.3%
New York City Gen. Oblig. Participating VRDN:
Series 20 XM 09 00, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,500,000	2,500,000
Series Floaters XM 07 06, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,900,000	1,900,000
Series Floaters ZF 07 24, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
Series XL 01 65, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,040,000	1,040,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,500,000	1,500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 2014 XM0029, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,170,000	12,170,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,100,000	5,100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Series XF 24 19, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,125,000	1,125,000
Series XG 02 90, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,500,000	7,500,000
		33,935,000
New York And New Jersey - 2.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF0407, 0.58% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series 20 XF 09 86, 0.58% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series Floaters XM 06 16, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	4,500,000	4,500,000
Series ROC 14086, 0.56% 4/7/22 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	200,000	200,000
Series XF 09 38, 0.58% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,300,000	1,300,000
Series XF 29 80, 0.56% 4/7/22 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	800,000	800,000
Series ZF 09 96, 0.58% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	3,685,000	3,685,000
		10,985,000
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2021 XF 29 38, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	500,000	500,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XF 07 92, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,750,000	3,750,000
		4,250,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.61% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	400,000	400,000
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Series C18, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	300,000	300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.71%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
		1,100,000
Oklahoma - 0.3%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XF 28 84, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,370,000	1,370,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		1,470,000
Oregon - 0.1%
Port of Portland Arpt. Rev. Participating VRDN Series 2022 XM 09 73, 0.58% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	700,000	700,000
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
		800,000
Pennsylvania - 0.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.58% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Series Floaters YX 10 49, 0.58% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
		700,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	300,000	300,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 28 83, 0.61% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
Series ZF 08 24, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	265,000	265,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.71%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		965,000
Tennessee - 0.8%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series 2021 XL 01 89, 0.58% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	100,000	100,000
Series XG 02 68, 0.57% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	4,045,000	4,045,000
Series YX 11 39, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
		4,245,000
Texas - 0.4%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.71%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	670,000	670,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	640,000	640,000
		1,910,000
Virginia - 0.6%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.61% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(d)(e)	290,000	290,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,635,000	2,635,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.71%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Series ZF 09 16, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		3,225,000
Washington - 3.9%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series Floaters ZM 06 69, 0.61% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	300,000	300,000
Series XF 26 30, 0.6% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	300,000	300,000
Series XF 28 28, 0.6% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	200,000	200,000
Series XM 08 75, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series XM 09 59, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,200,000	7,200,000
Series Floaters XM 06 81, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,835,000	4,835,000
Series XG 02 87, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,100,000	2,100,000
Series XG 02 92, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,380,000	4,380,000
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		20,715,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series XM 04 79, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,125,000	1,125,000
TOTAL TENDER OPTION BOND
(Cost $179,279,000)		179,279,000

Other Municipal Security - 25.8%
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2022, 0.53% 5/4/22, CP	1,700,000	1,699,636
California - 2.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2012 F1:
4% 4/1/22 (Escrowed to Maturity)	290,000	290,000
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	210,000	210,000
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	505,000	505,000
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	200,000	200,000
California Gen. Oblig.:
Bonds Series 2019:
5% 4/1/22	275,000	275,000
5% 4/1/22	400,000	400,000
Series 2022 A2, 0.35% 4/7/22, LOC Royal Bank of Canada, CP	900,000	899,979
Series 2022 A6, 0.5% 5/4/22, LOC Bank of America NA, CP	1,200,000	1,199,787
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series 2018 A1, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	1,160,000	1,167,514
Los Angeles Gen. Oblig. TRAN Series 2021, 4% 6/23/22	900,000	906,190
Los Angeles Hbr. Dept. Rev. Bonds Series 2014 A, 5% 8/1/22 (b)	110,000	111,364
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2022 A2, 0.48% 4/12/22, LOC Bank of America NA, CP	600,000	599,986
Riverside County Gen. Oblig. TRAN Series 2021, 2% 6/30/22	1,500,000	1,504,077
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Bonds Series 2012 A:
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	100,000	100,000
5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	150,000	150,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Bonds Series 2016 A, 5% 5/1/22 (Escrowed to Maturity)	250,000	250,751
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A2, 0.52% 5/10/22, LOC Bank of America NA, CP	2,100,000	2,099,609
Univ. of California Revs. Bonds Series 2012 G:
5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	750,000	753,509
5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	160,000	160,748
		11,783,514
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2021 A, 3.5% 6/29/22	240,000	241,445
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds:
Series 2012 C, 5% 6/1/22	250,000	251,636
Series 2019 A, 5% 4/15/22	255,000	255,327
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2017 A2, 5%, tender 7/1/22 (a)	350,000	353,303
Connecticut Hsg. Fin. Auth. Bonds Series 2021 E5, 5% 11/15/22 (b)	210,000	214,740
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2021 A, 3% 5/1/22	200,000	200,313
		1,275,319
District Of Columbia - 0.4%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2012 A, 5% 10/1/22 (b)	250,000	254,509
Series 2018 A, 5% 10/1/22 (b)	160,000	162,886
Series 2021 A, 5% 10/1/22 (b)	1,485,000	1,511,785
		1,929,180
Florida - 1.1%
Broward County School Board Ctfs. of Prtn. Bonds (Broward County School District Proj.) Series 2017 C, 5% 7/1/22	275,000	277,636
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2019 A, 5% 6/1/22	900,000	905,786
Florida Local Govt. Fin. Cmnty. Series 2022 A1, 0.26% 4/1/22, LOC JPMorgan Chase Bank, CP	700,000	699,994
Miami-Dade County Series 2022 B1, 0.15% 4/5/22, LOC Bank of America NA, CP (b)	500,000	499,973
Miami-Dade County Aviation Rev. Bonds Series 2012 A:
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (b)	1,100,000	1,120,059
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (b)	825,000	840,045
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (b)	850,000	865,501
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (b)	270,000	274,924
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (b)	210,000	213,830
		5,697,748
Georgia - 1.5%
Atlanta Arpt. Rev.:
Bonds Series 2019 B, 5% 7/1/22 (b)	125,000	126,112
Series 2022 K2:
0.16% 4/13/22, LOC PNC Bank NA, CP (b)	4,100,000	4,099,431
0.16% 4/13/22, LOC PNC Bank NA, CP (b)	600,000	599,917
0.48% 4/13/22, LOC PNC Bank NA, CP (b)	500,000	499,979
Series 2022 L2, 0.33% 4/13/22, LOC JPMorgan Chase Bank, CP (b)	2,513,000	2,512,758
		7,838,197
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 5/2/22 (a)	500,000	499,754
Illinois - 0.2%
Chicago Midway Arpt. Rev. Series 2022 A, 0.65% 5/17/22, LOC JPMorgan Chase Bank, CP (b)	1,100,000	1,099,830
Massachusetts - 0.6%
Littleton Gen. Oblig. BAN Series 2021, 1.5% 6/24/22	400,000	400,456
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2022, 0.7% tender 4/6/22 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	200,000	200,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 0.6% tender 4/12/22, CP mode	1,800,000	1,800,000
Town of Millbury BAN Series 2021, 2% 9/2/22	600,000	601,917
		3,002,373
Michigan - 0.5%
Michigan Bldg. Auth. Rev. Series 2022 8, 0.2% 4/28/22, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,200,000	2,199,224
Univ. of Michigan Rev. Bonds Series 2022, 0.7% tender 6/6/22, CP mode	800,000	799,853
		2,999,077
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 2022 C, 0.5% 5/9/22, CP	700,000	699,865
Nebraska - 0.8%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2021 A:
0.13% 4/7/22, CP	600,000	599,956
0.14% 4/5/22, CP	300,000	299,984
0.14% 4/6/22, CP	300,000	299,981
Series 2022 A:
0.52% 5/18/22, CP	600,000	599,826
0.53% 5/9/22, CP	400,000	399,923
0.63% 6/7/22, CP	600,000	599,754
0.67% 5/20/22, CP	600,000	599,959
0.7% 6/8/22, CP	700,000	699,894
		4,099,277
Nevada - 0.3%
Nevada Hsg. Division Single Family Mtg. Rev. Bonds Series 2021 D, 0.25% 12/1/22	1,400,000	1,389,942
New Jersey - 0.2%
Summit Gen. Oblig. BAN Series 2021, 2% 10/21/22	900,000	902,574
New York - 7.5%
Burnt Hills Ballston Lake NY BAN Series 2021, 2% 6/23/22	800,000	801,481
City of Kingston BAN Series 2021 B, 1.25% 8/19/22	700,000	700,307
Commack Union Free School District TAN Series 2021, 1.5% 6/24/22	1,200,000	1,201,089
Deer Park Union Free School District TAN Series 2021, 1.5% 6/24/22	800,000	800,560
Grand Island County BAN Series 2021, 1.5% 10/7/22	1,100,000	1,100,247
Harborfields Central School District Greenlawn TAN Series 2021, 1.5% 6/24/22	22,000,000	22,022,002
Hauppauge Union Free School District TAN Series 2021, 1.5% 6/24/22	1,100,000	1,101,405
Longwood Central School District TAN Series 2021, 1.5% 6/24/22	2,100,000	2,101,518
Middle Country Century School District TAN Series 2021, 1% 6/24/22	1,300,000	1,299,270
Miller Place Union Free School District TAN Series 2021, 1.5% 6/24/22	500,000	500,315
North Hempstead Gen. Oblig. BAN Series 2021 B, 1.5% 9/23/22	1,500,000	1,501,709
Patchogue Medford Union Free School District TAN Series 2021, 1.5% 6/24/22	1,600,000	1,601,415
Pine Bush Central School District BAN Series 2021, 2% 12/29/22	3,200,000	3,207,330
Ravena Coeymans Selkirk Central School District BAN Series 2021, 1.5% 8/12/22	700,000	700,668
Southampton Union Free School District TAN Series 2021, 1.5% 6/23/22	700,000	700,487
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	500,000	500,373
West Islip Union Free School District TAN Series 2021, 1.5% 6/24/22	400,000	400,271
		40,240,447
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Bonds:
Series 2014 186, 5% 10/15/22 (b)	600,000	611,255
Series 223, 5% 7/15/22 (b)	425,000	429,464
Series 2021 A:
0.16% 4/7/22, CP (b)	905,000	904,932
0.16% 5/4/22, CP (b)	2,020,000	2,018,984
0.17% 5/18/22, CP (b)	1,220,000	1,219,070
0.18% 6/1/22, CP (b)	1,500,000	1,498,396
Series 2021 B:
0.17% 4/6/22, CP	600,000	599,962
0.17% 5/4/22, CP	600,000	599,687
Series 2022 A:
0.6% 7/14/22, CP (b)	1,400,000	1,397,908
0.85% 7/1/22, CP (b)	2,100,000	2,099,470
Series 2022 B, 0.6% 5/24/22, CP	300,000	299,937
		11,679,065
North Carolina - 0.0%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	300,000	300,000
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Bonds Series 2007 A3, 6.25% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	860,000	867,251
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 5/2/22 (a)	700,000	699,776
Milford Exempt Village School District BAN Series 2022, 1.625% 4/5/22	1,100,000	1,100,020
Ohio Higher Edl. Facility Commission Rev. Bonds Series 2022 B5, 0.73% tender 6/8/22, CP mode	2,200,000	2,199,501
		4,866,548
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2022 A, 0.6% 4/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500,000	499,999
Oregon - 0.1%
Port of Portland Arpt. Rev. Bonds Series 26 C, 5% 7/1/22 (b)	375,000	378,364
Pennsylvania - 0.5%
Commonwealth Fing. Auth. Rev. Bonds Series 2015 B1, 5% 6/1/22	200,000	201,257
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/22	155,000	155,909
Pennsylvania Gen. Oblig. Bonds:
Series 2012, 5% 7/1/22	200,000	201,996
Series 2013, 5% 4/1/22	100,000	100,000
State Pub. School Bldg. Auth. Lease Rev. Bonds (The School District of Philadelphia Proj.) Series 2012, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,100,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2021 B2, 0.27% tender 6/24/22, CP mode	900,000	898,723
		2,657,885
South Carolina - 0.1%
Lexington County Gen. Oblig. BAN Series 2021, 4% 8/24/22	720,000	727,934
Tennessee - 0.1%
Memphis Gen. Oblig. Series 2022 A, 0.7% 6/15/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	700,000	699,854
Texas - 4.9%
Austin Elec. Util. Sys. Rev. Series 2022 A:
0.5% 5/10/22 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,941
0.52% 5/17/22 (Liquidity Facility JPMorgan Chase Bank), CP	1,000,000	999,717
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2014 B, 4.5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100) (b)	425,000	432,566
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2022 B2, 0.14% tender 5/5/22, CP mode	1,700,000	1,699,087
Series 2022 B3, 0.41% tender 6/2/22, CP mode	1,700,000	1,698,533
Series 2022 C1, 0.35% tender 5/3/22, CP mode	1,100,000	1,099,572
Series 2022 C2, 0.35% tender 5/3/22, CP mode	1,300,000	1,299,494
Harris County Gen. Oblig.:
Series 2022 C, 0.5% 5/10/22, LOC Sumitomo Mitsui Banking Corp., CP	1,000,000	999,803
Series 2022 D, 0.53% 5/3/22 (Liquidity Facility JPMorgan Chase Bank), CP	1,637,000	1,636,778
Harris County Metropolitan Trans. Auth.:
Series 2021 A3, 0.13% 4/5/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500,000	499,975
Series 2022 A1, 0.85% 7/19/22 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,928
Houston Arpt. Sys. Rev.:
Bonds Series 2012 A:
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	900,000	908,517
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	240,000	242,271
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	1,950,000	1,968,453
Series 2022 A, 0.37% 4/7/22, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,100,000	1,099,958
Lower Colorado River Auth. Rev.:
Series 2022 B, 0.63% 6/2/22, LOC State Street Bank & Trust Co., Boston, CP	500,000	499,767
Series 2022, 0.63% 4/28/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400,000	399,991
Texas A&M Univ. Rev. Series 2022 B:
0.5% 4/5/22, CP	5,000,000	4,999,925
0.5% 5/4/22, CP	900,000	899,849
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 A, 5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	700,000	709,951
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/22	625,000	625,000
Univ. of Texas Board of Regents Sys. Rev. Series 2022 A:
0.5% 5/20/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000,000	999,699
0.6% 5/9/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900,000	1,899,837
Upper Trinity Reg'l. Wtr. District Series 2022, 0.34% 4/7/22, LOC Bank of America NA, CP	400,000	399,991
		26,618,603
Utah - 0.4%
Utah County Hosp. Rev. Bonds Series 2016 B, 5% 5/15/22	775,000	778,633
Utah Transit Auth. Sales Tax Rev. Bonds Series 2012, 4% 6/15/22 (Pre-Refunded to 6/15/22 @ 100)	1,200,000	1,207,207
		1,985,840
Virginia - 0.0%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 B, 5% 5/15/22	250,000	251,154
Washington - 0.4%
King County #405 Bellevue School District Bonds Series 2021 A, 4% 6/1/22 (Washington Gen. Oblig. Guaranteed)	375,000	376,832
King County Gen. Oblig. Series 2022 A:
0.3% 5/17/22, CP	600,000	599,598
0.65% 4/26/22, CP	1,000,000	999,979
Port of Seattle Rev. Bonds:
Series 2012 B, 5% 8/1/22 (b)	100,000	101,243
Series 2021 C, 5% 8/1/22 (b)	100,000	101,243
		2,178,895
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Bonds Series 2014 B, 5% 5/1/22 (Pre-Refunded to 5/1/22 @ 100)	210,000	210,655
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 C, 5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	400,000	405,686
		616,341
TOTAL OTHER MUNICIPAL SECURITY
(Cost $139,045,307)		138,858,660
	Shares	Value

Investment Company - 15.5%
Fidelity Municipal Cash Central Fund 0.47% (g)(h)
(Cost $83,228,425)	83,216,385	83,233,024
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $532,583,732)		532,401,684
NET OTHER ASSETS (LIABILITIES) - 0.9%		5,009,177
NET ASSETS - 100%		$537,410,861

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,900,000 or 0.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.4% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.71%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.76%, tender 9/1/22 (Liquidity Facility Royal Bank of Canada)	3/1/21	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.69%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$500,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.76%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.76%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.71%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.71%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 0.71%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$300,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.71%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	$Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	$74,438,100	$256,539,999	$247,746,000	$64,880	$2,423	$(1,498)	$83,233,024	4.6%
Total	$74,438,100	$256,539,999	$247,746,000	$64,880	$2,423	$(1,498)	$83,233,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$131,031,000	$--	$131,031,000	$--
Tender Option Bond	179,279,000	--	179,279,000	--
Other Municipal Security	138,858,660	--	138,858,660	--
Investment Company	83,233,024	83,233,024	--	--
Total Investments in Securities:	$532,401,684	$83,233,024	$449,168,660	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $449,355,307)	$449,168,660
Fidelity Central Funds (cost $83,228,425)	83,233,024
Total Investment in Securities (cost $532,583,732)		$532,401,684
Cash		517
Receivable for investments sold		5,900,070
Receivable for fund shares sold		158,207
Dividends receivable		12,795
Interest receivable		1,059,448
Distributions receivable from Fidelity Central Funds		11,060
Prepaid expenses		226
Receivable from investment adviser for expense reductions		3,645
Other receivables		27
Total assets		539,547,679
Liabilities
Payable for investments purchased	$2,040,000
Accrued management fee	59,339
Other payables and accrued expenses	37,479
Total liabilities		2,136,818
Net Assets		$537,410,861
Net Assets consist of:
Paid in capital		$537,591,685
Total accumulated earnings (loss)		(180,824)
Net Assets		$537,410,861
Net Asset Value, offering price and redemption price per share ($537,410,861 ÷ 537,413,128 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Interest		$534,252
Income from Fidelity Central Funds		63,725
Total income		597,977
Expenses
Management fee	$661,354
Custodian fees and expenses	8,009
Independent trustees' fees and expenses	1,398
Registration fees	24,001
Audit	39,612
Legal	316
Miscellaneous	872
Total expenses before reductions	735,562
Expense reductions	(297,981)
Total expenses after reductions		437,581
Net investment income (loss)		160,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,874
Fidelity Central Funds	2,423
Capital gain distributions from Fidelity Central Funds	1,155
Total net realized gain (loss)		13,452
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(189,956)
Fidelity Central Funds	(1,498)
Total change in net unrealized appreciation (depreciation)		(191,454)
Net increase in net assets resulting from operations		$(17,606)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,396	$229,444
Net realized gain (loss)	13,452	36,251
Change in net unrealized appreciation (depreciation)	(191,454)	12,407
Net increase in net assets resulting from operations	(17,606)	278,102
Distributions to shareholders	(197,071)	(245,384)
Share transactions
Proceeds from sales of shares	95,610,355	337,014,070
Reinvestment of distributions	197,059	245,384
Cost of shares redeemed	(4,009,724)	(26,262,597)
Net increase (decrease) in net assets and shares resulting from share transactions	91,797,690	310,996,857
Total increase (decrease) in net assets	91,583,013	311,029,575
Net Assets
Beginning of period	445,827,848	134,798,273
End of period	$537,410,861	$445,827,848
Other Information
Shares
Sold	95,589,058	336,872,955
Issued in reinvestment of distributions	197,027	245,267
Redeemed	(4,008,121)	(26,251,856)
Net increase (decrease)	91,777,964	310,866,366

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0002	$1.0001	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)B	.0003	.0013	.0142	.0146	.0023
Net realized and unrealized gain (loss)	(.0003)	.0002	.0001	.0002	(.0001)
Total from investment operations	–	.0015	.0143	.0148	.0022
Distributions from net investment income	(.0003)	(.0013)	(.0142)	(.0146)	(.0023)
Distributions from net realized gain	(.0001)	(.0001)	–	–	–
Total distributions	(.0004)	(.0013)C	(.0142)	(.0146)	(.0023)
Net asset value, end of period	$1.0000	$1.0004	$1.0002	$1.0001	$.9999
Total ReturnD,E	-%	.15%	1.44%	1.49%	.23%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.16%	.16%	.19%	.21%	.23%H,I
Expenses net of fee waivers, if any	.09%	.12%	.14%	.14%	.14%H
Expenses net of all reductions	.09%	.12%	.14%	.14%	.14%H
Net investment income (loss)	.03%	.08%	1.41%	1.46%	1.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$537,411	$445,828	$134,798	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) through March 31, 2018.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,556
Gross unrealized depreciation	(185,604)
Net unrealized appreciation (depreciation)	$(182,048)
Tax Cost	$532,583,732

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$115
Undistributed ordinary income	$1,108
Net unrealized appreciation (depreciation) on securities and other investments	$(182,048)

The tax character of distributions paid was as follows:

	March 31, 2022	March 31, 2021
Tax-exempt Income	$160,274	$229,009
Ordinary Income	9,560	–
Long-term Capital Gains	27,237	16,375
Total	$197,071	$ 245,384

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Money Market Fund	49,600,000	30,840,000	–

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $72,894.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $224,930.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $157.

6. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Municipal Money Market Fund	100%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2022 and for the period January 11, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the four years in the period ended March 31, 2022 and for the period January 11, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 10, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 292 funds. Mr. Chiel oversees 182 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity SAI Municipal Money Market Fund	.11%
Actual		$1,000.00	$999.90	$.54**
Hypothetical-C		$1,000.00	$1,024.39	$.54**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

**If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualizedexpense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity SAI Municipal Money Market Fund	.14%
Actual		$.70
Hypothetical-(b)		$.71

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2022, $2,024, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 47.18% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

OMM-ANN-0522
1.9885508.104

Item 2.

Code of Ethics

As of the end of the period, March 31, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$33,100	$2,700	$2,000	$1,200

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$32,300	$2,600	$1,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2022A	March 31, 2021A
Audit-Related Fees	$7,914,600	$9,015,700
Tax Fees	$353,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2022A	March 31, 2021A
PwC	$13,423,100	$14,156,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022